DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details)				8 Months Ended	12 Months Ended
	Dec. 20, 2022 item	Aug. 10, 2021 USD ($) $ / shares shares	Feb. 13, 2019	Sep. 30, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Condition for future business combination number of businesses minimum			1
Sale of private placement warrants (in shares) | shares					5,980,750
Transaction costs		$ 1,646,673			$ 1,646,673
Underwriting fees		1,150,000
Other offering costs		$ 496,673
Condition for future business combination use of proceeds percentage		80.00%
Condition for future business combination threshold percentage ownership		50.00%
Condition for future business combination threshold net tangible assets		$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Redemption limit percentage without prior consent					100
Number of shares redeemed | shares					9,121,751
Operating bank account					$ 88,107	$ 802,606
Working capital					$ 290,839
Merger agreement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Purchase price (in dollars per share) | $ / shares					$ 10.00
Base purchase price payable					$ 600,000,000
Number of shares issued | shares					60,000,000
Share issue price | $ / shares					$ 10.00
Condition on amount of base purchase price					$ 500,000,000
Extension amendment
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Number of times upto which the business combination is consummated | item	5
Period of extension amendment allowed				1 month
Number of shares redeemed | shares					9,121,751
Redemption price per share | $ / shares					$ 10.24
Amount released from Trust for redemption					$ 93,419,442
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of unit (in shares) | shares		11,500,000
Purchase price (in dollars per share) | $ / shares		$ 10.15
Proceeds from issuance initial public offering		$ 115,000,000
Payments for investment of cash in trust account		$ 116,725,000
Share issue price | $ / shares		$ 10.15
Private placement | Private placement warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of private placement warrants (in shares) | shares		461,500
Price of warrant (in dollars per share) | $ / shares		$ 10.00
Proceeds from sale of Private Units		$ 4,615,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of unit (in shares) | shares		1,500,000
Purchase price (in dollars per share) | $ / shares		$ 10.00
Share issue price | $ / shares		$ 10.00